PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT
Property and equipment
	2023	2022
Property and equipment:
Land	$1,226,000	—
Office furniture and equipment	77,859	77,859
Total land, property and equipment	1,303,859	77,859
Accumulated depreciation	(77,859)	(75,404)
Property and equipment, net	$1,226,000	$2,455

	2022	2021
Property and equipment:
Telecommunications fiber and equipment	$—	$2,686,905
Medical equipment	—	209,499
Office furniture and equipment	84,180	77,859
Total Property and equipment	$84,180	$2,974,263
Accumulated depreciation	(79,616)	(1,325,241)
Property and equipment, net	$4,564	$1,649,022